AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 95.3%
Affiliated Mutual Funds — 31.7%
Domestic Equity — 23.4%
AST ClearBridge Dividend Growth Portfolio*	548,769	$18,164,255
AST Cohen & Steers Realty Portfolio*	125,783	2,103,084
AST Large-Cap Growth Portfolio*	1,078,601	89,060,081
AST Large-Cap Value Portfolio*	1,420,108	73,163,977
AST Small-Cap Growth Portfolio*	189,916	14,667,203
AST Small-Cap Value Portfolio*	378,191	14,915,848
		212,074,448
Fixed Income — 0.5%
AST High Yield Portfolio*	384,679	4,735,397
International Equity — 4.4%
AST Emerging Markets Equity Portfolio*	88,197	827,291
AST International Growth Portfolio*	1,424,574	38,705,688
		39,532,979
International Fixed Income — 3.4%
AST Global Bond Portfolio*	2,703,217	30,573,385

Total Affiliated Mutual Funds (cost $242,751,339)(wa)		286,916,209
Common Stocks — 43.4%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	170	53,190
BAE Systems PLC (United Kingdom)	15,158	258,375
Boeing Co. (The)*	5,910	1,140,571
Curtiss-Wright Corp.	3,000	767,820
General Dynamics Corp.	1,060	299,439
Howmet Aerospace, Inc.	12,590	861,534
Huntington Ingalls Industries, Inc.	80	23,318
Kongsberg Gruppen ASA (Norway)	403	27,826
L3Harris Technologies, Inc.	1,360	289,816
Lockheed Martin Corp.	540	245,630
Melrose Industries PLC (United Kingdom)	4,707	39,967
MTU Aero Engines AG (Germany)	1,008	255,655
Northrop Grumman Corp.	2,640	1,263,662
Rheinmetall AG (Germany)	156	87,738
Rolls-Royce Holdings PLC (United Kingdom)*	116,493	626,775
RTX Corp.	3,320	323,800
Saab AB (Sweden) (Class B Stock)	312	27,753
Safran SA (France)	1,576	356,919
Singapore Technologies Engineering Ltd. (Singapore)	7,200	21,436
Textron, Inc.	510	48,924
TransDigm Group, Inc.	138	169,961
		7,190,109
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	310	23,603
Expeditors International of Washington, Inc.(a)	350	42,550
FedEx Corp.	4,370	1,266,164
Nippon Express Holdings, Inc. (Japan)	200	10,209
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	1,800	$267,534
		1,610,060
Automobile Components — 0.1%
Aptiv PLC*	4,200	334,530
BorgWarner, Inc.(a)	620	21,539
Denso Corp. (Japan)	6,600	126,401
Sumitomo Electric Industries Ltd. (Japan)	22,100	342,447
		824,917
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	4,971	573,548
Ford Motor Co.	84,850	1,126,808
General Motors Co.	8,250	374,138
Mazda Motor Corp. (Japan)	31,300	362,755
Stellantis NV	24,056	683,408
Subaru Corp. (Japan)	22,200	502,782
Tesla, Inc.*	18,450	3,243,326
Toyota Motor Corp. (Japan)	22,400	566,159
Volkswagen AG (Germany)	143	21,844
Volvo Car AB (Sweden) (Class B Stock)*	59,348	224,691
		7,679,459
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,702	29,125
Banco Bilbao Vizcaya Argentaria SA (Spain)	44,758	533,001
Banco Santander SA (Spain)	67,988	332,083
Bank of America Corp.	64,000	2,426,880
Barclays PLC (United Kingdom)	86,900	201,404
BOC Hong Kong Holdings Ltd. (China)	15,500	41,560
CaixaBank SA (Spain)	18,261	88,613
Citigroup, Inc.	5,860	370,586
Citizens Financial Group, Inc.	10,850	393,746
Comerica, Inc.	350	19,246
Commonwealth Bank of Australia (Australia)	1,265	99,226
Credit Agricole SA (France)	22,650	337,891
Danske Bank A/S (Denmark)	3,231	96,983
Erste Group Bank AG (Austria)	2,616	116,589
Fifth Third Bancorp	1,740	64,745
HSBC Holdings PLC (United Kingdom)	69,333	541,964
Huntington Bancshares, Inc.	3,810	53,149
Intesa Sanpaolo SpA (Italy)	132,901	482,502
JPMorgan Chase & Co.	17,830	3,571,349
KeyCorp	2,470	39,051
M&T Bank Corp.	400	58,176
Mitsubishi UFJ Financial Group, Inc. (Japan)	58,700	597,220
National Australia Bank Ltd. (Australia)	13,398	303,359
NatWest Group PLC (United Kingdom)	29,773	99,720
Nordea Bank Abp (Finland)	7,149	80,817
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
NU Holdings Ltd. (Brazil) (Class A Stock)*	42,600	$508,218
Oversea-Chinese Banking Corp. Ltd. (Singapore)	56,800	567,538
PNC Financial Services Group, Inc. (The)	2,070	334,512
Popular, Inc. (Puerto Rico)	3,800	334,742
Regions Financial Corp.(a)	2,470	51,969
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	5,552	75,216
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,926	39,692
Swedbank AB (Sweden) (Class A Stock)	3,430	68,078
Truist Financial Corp.	17,650	687,997
U.S. Bancorp	3,930	175,671
UniCredit SpA (Italy)	13,303	505,239
United Overseas Bank Ltd. (Singapore)	4,400	95,656
Wells Fargo & Co.	32,270	1,870,369
Westpac Banking Corp. (Australia)	12,351	210,068
		16,503,950
Beverages — 0.5%
Asahi Group Holdings Ltd. (Japan)	1,700	62,424
Brown-Forman Corp. (Class B Stock)(a)	480	24,778
Coca-Cola Co. (The)	39,540	2,419,057
Coca-Cola HBC AG (Italy)*	1,071	33,844
Constellation Brands, Inc. (Class A Stock)	390	105,986
Keurig Dr. Pepper, Inc.	26,010	797,727
Molson Coors Beverage Co. (Class B Stock)	490	32,953
Monster Beverage Corp.*	1,880	111,446
PepsiCo, Inc.	6,450	1,128,814
		4,717,029
Biotechnology — 0.7%
AbbVie, Inc.	15,300	2,786,130
Amgen, Inc.	4,130	1,174,242
Biogen, Inc.*	340	73,314
BioMarin Pharmaceutical, Inc.*	1,000	87,340
Gilead Sciences, Inc.	3,130	229,273
Incyte Corp.*	10,390	591,918
Moderna, Inc.*(a)	860	91,642
Natera, Inc.*	1,200	109,752
Regeneron Pharmaceuticals, Inc.*	260	250,247
Swedish Orphan Biovitrum AB (Sweden)*	784	19,569
United Therapeutics Corp.*	1,700	390,524
Vertex Pharmaceuticals, Inc.*	1,030	430,550
		6,234,501
Broadline Retail — 1.4%
Amazon.com, Inc.*	68,960	12,439,005
eBay, Inc.	1,330	70,197
Etsy, Inc.*	330	22,678
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
Next PLC (United Kingdom)	2,289	$266,816
Pan Pacific International Holdings Corp. (Japan)	1,300	34,452
Prosus NV (China)*	5,209	163,044
Wesfarmers Ltd. (Australia)	1,053	46,937
		13,043,129
Building Products — 0.3%
A.O. Smith Corp.	330	29,522
Allegion PLC	230	30,983
Armstrong World Industries, Inc.	900	111,798
AZEK Co., Inc. (The)*	14,300	718,146
Builders FirstSource, Inc.*	280	58,394
Carrier Global Corp.	2,140	124,398
Cie de Saint-Gobain SA (France)	2,142	166,249
Johnson Controls International PLC	1,720	112,351
Masco Corp.	1,750	138,040
Owens Corning	5,100	850,680
ROCKWOOL A/S (Denmark) (Class B Stock)	50	16,451
Trane Technologies PLC	560	168,112
		2,525,124
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	11,462	406,413
Ameriprise Financial, Inc.	235	103,033
Amundi SA (France), 144A	260	17,859
Bank of New York Mellon Corp. (The)	18,410	1,060,784
BlackRock, Inc.(a)	1,840	1,534,008
Blackstone, Inc.	1,810	237,780
Cboe Global Markets, Inc.	280	51,444
Charles Schwab Corp. (The)	3,750	271,275
CME Group, Inc.	910	195,914
Deutsche Bank AG (Germany)	25,294	398,387
Deutsche Boerse AG (Germany)	667	136,595
FactSet Research Systems, Inc.	85	38,623
Franklin Resources, Inc.	750	21,083
Goldman Sachs Group, Inc. (The)	3,700	1,545,453
Hargreaves Lansdown PLC (United Kingdom)	1,738	16,131
Intercontinental Exchange, Inc.	4,810	661,038
Invesco Ltd.	1,180	19,576
Janus Henderson Group PLC	4,600	151,294
MarketAxess Holdings, Inc.	105	23,021
Moody’s Corp.(a)	385	151,317
Morgan Stanley	3,140	295,662
MSCI, Inc.	1,685	944,358
Nasdaq, Inc.	950	59,945
Northern Trust Corp.	510	45,349
Raymond James Financial, Inc.	4,360	559,911
S&P Global, Inc.	4,100	1,744,345
St. James’s Place PLC (United Kingdom)	2,422	14,209
State Street Corp.	760	58,763
T. Rowe Price Group, Inc.	4,780	582,778
UBS Group AG (Switzerland)	11,542	355,389

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Virtu Financial, Inc. (Class A Stock)	7,550	$154,926
		11,856,663
Chemicals — 0.6%
Air Products & Chemicals, Inc.	545	132,037
Albemarle Corp.(a)	310	40,839
Arkema SA (France)	277	29,163
Celanese Corp.	230	39,528
CF Industries Holdings, Inc.	500	41,605
Corteva, Inc.	1,790	103,229
Dow, Inc.	6,180	358,007
DuPont de Nemours, Inc.	1,080	82,804
Eastman Chemical Co.	310	31,068
Ecolab, Inc.	930	214,737
FMC Corp.	330	21,021
ICL Group Ltd. (Israel)	7,150	37,894
International Flavors & Fragrances, Inc.	670	57,613
Linde PLC	3,000	1,392,960
LyondellBasell Industries NV (Class A Stock)	1,360	139,101
Mitsubishi Chemical Group Corp. (Japan)	28,600	174,296
Mosaic Co. (The)	880	28,565
Nippon Paint Holdings Co. Ltd. (Japan)	1,800	12,955
Nippon Sanso Holdings Corp. (Japan)	3,600	112,953
Nitto Denko Corp. (Japan)	600	54,865
Orica Ltd. (Australia)	9,119	108,465
PPG Industries, Inc.	6,680	967,932
Sherwin-Williams Co. (The)	3,280	1,139,242
Solvay SA (Belgium)	3,405	92,928
Syensqo SA (Belgium)*	339	32,122
Yara International ASA (Brazil)	756	23,972
		5,469,901
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	47,304	497,832
Cintas Corp.	305	209,544
Copart, Inc.*	2,230	129,162
Republic Services, Inc.	500	95,720
Rollins, Inc.	740	34,240
Veralto Corp.	570	50,536
Vestis Corp.	4,000	77,080
Waste Management, Inc.	4,990	1,063,619
		2,157,733
Communications Equipment — 0.3%
Arista Networks, Inc.*	4,320	1,252,714
Cisco Systems, Inc.	18,140	905,367
F5, Inc.*	120	22,751
Juniper Networks, Inc.	850	31,501
Motorola Solutions, Inc.	400	141,992
Nokia OYJ (Finland)	18,828	66,803
		2,421,128
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	924	38,696
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Eiffage SA (France)	307	$34,842
Quanta Services, Inc.	340	88,332
Taisei Corp. (Japan)	600	21,870
Vinci SA (France)	3,494	448,380
		632,120
Construction Materials — 0.2%
CRH PLC	2,997	258,671
Heidelberg Materials AG (Germany)	1,960	215,760
Holcim AG*	6,037	546,933
James Hardie Industries PLC, CDI*	1,785	71,745
Martin Marietta Materials, Inc.(a)	150	92,091
Vulcan Materials Co.	3,310	903,365
		2,088,565
Consumer Finance — 0.2%
Ally Financial, Inc.	13,300	539,847
American Express Co.	1,420	323,320
Capital One Financial Corp.	1,430	212,913
Discover Financial Services	650	85,208
Synchrony Financial	5,940	256,133
		1,417,421
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	3,214	55,134
Coles Group Ltd. (Australia)	4,637	51,189
Costco Wholesale Corp.	3,400	2,490,942
Dollar General Corp.	540	84,272
Dollar Tree, Inc.*	510	67,907
Koninklijke Ahold Delhaize NV (Netherlands)	4,279	128,035
Kroger Co. (The)	1,680	95,978
Sysco Corp.	1,270	103,099
Target Corp.	7,880	1,396,415
Tesco PLC (United Kingdom)	93,691	350,917
Walgreens Boots Alliance, Inc.	16,490	357,668
Walmart, Inc.	24,870	1,496,428
		6,677,984
Containers & Packaging — 0.1%
Amcor PLC	3,880	36,899
Avery Dennison Corp.	210	46,883
Ball Corp.	1,790	120,574
Crown Holdings, Inc.	2,700	214,002
International Paper Co.	910	35,508
Packaging Corp. of America	200	37,956
Smurfit Kappa Group PLC (Ireland)	1,160	52,891
Westrock Co.	680	33,626
		578,339
Distributors — 0.1%
Genuine Parts Co.	3,230	500,424
LKQ Corp.	710	37,921
Pool Corp.	90	36,315
		574,660

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs — 0.0%
GPT Group (The) (Australia)	11,140	$33,153
Stockland (Australia)	12,180	38,487
		71,640
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	62,000	1,091,200
BT Group PLC (United Kingdom)	25,325	35,049
Deutsche Telekom AG (Germany)	11,479	278,647
HKT Trust & HKT Ltd. (Hong Kong), UTS	27,000	31,503
Koninklijke KPN NV (Netherlands)	69,142	258,619
Nippon Telegraph & Telephone Corp. (Japan)	18,000	21,440
Orange SA (France)	6,572	77,287
Proximus SADP (Belgium)	20,923	169,210
Verizon Communications, Inc.	37,180	1,560,073
		3,523,028
Electric Utilities — 0.6%
Alliant Energy Corp.	670	33,768
American Electric Power Co., Inc.	1,320	113,652
Chubu Electric Power Co., Inc. (Japan)	2,900	37,921
Constellation Energy Corp.	770	142,335
Duke Energy Corp.	3,730	360,728
Edison International	970	68,608
Endesa SA (Spain)	23,321	432,405
Enel SpA (Italy)	34,285	226,332
Entergy Corp.	3,750	396,300
Evergy, Inc.	610	32,562
Eversource Energy	880	52,598
Exelon Corp.	2,520	94,676
FirstEnergy Corp.	1,300	50,206
Kansai Electric Power Co., Inc. (The) (Japan)	10,300	146,969
NextEra Energy, Inc.	10,450	667,860
NRG Energy, Inc.	6,870	465,030
PG&E Corp.	56,350	944,426
Pinnacle West Capital Corp.	300	22,419
PPL Corp.	1,860	51,206
Southern Co. (The)(a)	2,730	195,850
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	23,100	140,405
Xcel Energy, Inc.	10,700	575,125
		5,251,381
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	15,373	713,158
AMETEK, Inc.	570	104,253
Eaton Corp. PLC	4,100	1,281,988
Emerson Electric Co.	3,650	413,983
Generac Holdings, Inc.*	170	21,444
Hubbell, Inc.	125	51,881
Rockwell Automation, Inc.(a)	280	81,573
Vertiv Holdings Co. (Class A Stock)	10,900	890,203
		3,558,483
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	2,720	$313,752
CDW Corp.	320	81,850
Corning, Inc.	1,940	63,942
Jabil, Inc.(a)	290	38,846
Keysight Technologies, Inc.*	430	67,243
Shimadzu Corp. (Japan)	800	22,283
TD SYNNEX Corp.	6,300	712,530
TE Connectivity Ltd.	750	108,930
Teledyne Technologies, Inc.*	110	47,225
Trimble, Inc.*	660	42,478
Yokogawa Electric Corp. (Japan)	6,300	145,085
Zebra Technologies Corp. (Class A Stock)*	120	36,173
		1,680,337
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9,960	333,660
Halliburton Co.	2,270	89,483
Schlumberger NV	15,390	843,526
		1,266,669
Entertainment — 0.6%
Bollore SE (France)	7,930	52,982
Capcom Co. Ltd. (Japan)	1,200	22,481
Electronic Arts, Inc.	6,010	797,347
Konami Group Corp. (Japan)	5,200	354,219
Live Nation Entertainment, Inc.*	2,780	294,041
Netflix, Inc.*	2,620	1,591,204
Nintendo Co. Ltd. (Japan)	4,000	218,258
Take-Two Interactive Software, Inc.*	380	56,426
Walt Disney Co. (The)	16,200	1,982,232
Warner Bros Discovery, Inc.*	25,640	223,837
		5,593,027
Financial Services — 1.6%
Adyen NV (Netherlands), 144A*	146	246,614
Berkshire Hathaway, Inc. (Class B Stock)*	11,980	5,037,829
Block, Inc.*	10,300	871,174
Corebridge Financial, Inc.(a)	4,200	120,666
Corpay, Inc.*	160	49,366
EXOR NV (Netherlands)	600	66,772
Fidelity National Information Services, Inc.	1,510	112,012
Fiserv, Inc.*(a)	1,480	236,534
Global Payments, Inc.	650	86,879
Industrivarden AB (Sweden) (Class A Stock)	638	21,941
Investor AB (Sweden) (Class B Stock)	13,419	336,741
Jack Henry & Associates, Inc.	170	29,534
Mastercard, Inc. (Class A Stock)	6,500	3,130,205
ORIX Corp. (Japan)	4,000	87,487
PayPal Holdings, Inc.*	16,710	1,119,403
Visa, Inc. (Class A Stock)(a)	11,470	3,201,047
Wise PLC (United Kingdom) (Class A Stock)*	2,090	24,431
		14,778,635

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products — 0.5%
Archer-Daniels-Midland Co.	13,150	$825,951
Associated British Foods PLC (United Kingdom)	1,675	52,848
Bunge Global SA	360	36,907
Campbell Soup Co.(a)	520	23,114
Conagra Brands, Inc.	1,260	37,346
Freshpet, Inc.*	5,600	648,816
General Mills, Inc.	1,430	100,057
Hershey Co. (The)	360	70,020
Hormel Foods Corp.	6,860	239,345
J.M. Smucker Co. (The)	250	31,468
Kellanova	700	40,103
Kraft Heinz Co. (The)	2,020	74,538
Lamb Weston Holdings, Inc.	390	41,547
McCormick & Co., Inc.	660	50,695
Mondelez International, Inc. (Class A Stock)	3,380	236,600
Mowi ASA (Norway)	24,900	457,381
Nestle SA	7,794	828,112
Orkla ASA (Norway)	2,438	17,219
Pilgrim’s Pride Corp.*	9,200	315,744
Tyson Foods, Inc. (Class A Stock)	750	44,048
WH Group Ltd. (Hong Kong), 144A	697,000	460,076
Wilmar International Ltd. (China)	28,000	71,123
		4,703,058
Gas Utilities — 0.0%
Atmos Energy Corp.	390	46,359
Tokyo Gas Co. Ltd. (Japan)	18,600	422,831
		469,190
Ground Transportation — 0.5%
Central Japan Railway Co. (Japan)	2,500	62,088
CSX Corp.	14,280	529,360
J.B. Hunt Transport Services, Inc.	190	37,858
Norfolk Southern Corp.	560	142,727
Odakyu Electric Railway Co. Ltd. (Japan)	2,300	31,705
Old Dominion Freight Line, Inc.	430	94,303
Saia, Inc.*	1,000	585,000
Uber Technologies, Inc.*	20,430	1,572,906
Union Pacific Corp.	4,500	1,106,685
		4,162,632
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	16,310	1,853,795
Align Technology, Inc.*	165	54,107
Baxter International, Inc.	1,340	57,272
Becton, Dickinson & Co.	5,230	1,294,163
Boston Scientific Corp.*	17,590	1,204,739
Cochlear Ltd. (Australia)	504	110,845
Cooper Cos., Inc. (The)	480	48,701
Demant A/S (Denmark)*	1,152	57,258
DENTSPLY SIRONA, Inc.	560	18,586
Dexcom, Inc.*	980	135,926
Edwards Lifesciences Corp.*	1,540	147,162
GE HealthCare Technologies, Inc.	1,060	96,365
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Getinge AB (Sweden) (Class B Stock)	975	$19,610
Hologic, Inc.*	5,900	459,964
IDEXX Laboratories, Inc.*	1,095	591,223
Insulet Corp.*(a)	150	25,710
Intuitive Surgical, Inc.*	4,370	1,744,023
Medtronic PLC	3,360	292,824
ResMed, Inc.(a)	350	69,311
Sonova Holding AG (Switzerland)	216	62,552
STERIS PLC	230	51,709
Stryker Corp.	830	297,032
Teleflex, Inc.	110	24,879
Zimmer Biomet Holdings, Inc.	540	71,269
		8,789,025
Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	8,530	954,507
Cencora, Inc.	400	97,196
Centene Corp.*	13,250	1,039,860
Cigna Group (The)	720	261,497
CVS Health Corp.	3,160	252,042
DaVita, Inc.*	150	20,707
Elevance Health, Inc.	2,775	1,438,948
Encompass Health Corp.	900	74,322
Fresenius Medical Care AG (Germany)	4,078	156,696
Fresenius SE & Co. KGaA (Germany)	14,425	388,996
HCA Healthcare, Inc.	485	161,762
Henry Schein, Inc.*(a)	350	26,432
Humana, Inc.	290	100,549
Laboratory Corp. of America Holdings	3,310	723,103
McKesson Corp.	420	225,477
Molina Healthcare, Inc.*	135	55,462
Quest Diagnostics, Inc.	1,160	154,408
Ramsay Health Care Ltd. (Australia)	627	23,082
UnitedHealth Group, Inc.	5,565	2,753,005
Universal Health Services, Inc. (Class B Stock)	130	23,720
		8,931,771
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	7,840	147,000
Ventas, Inc.	1,060	46,152
Welltower, Inc.	3,500	327,040
		520,192
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	2,000	463,380
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,880	38,878
Park Hotels & Resorts, Inc.	21,200	370,788
		409,666
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	2,004	93,560
Airbnb, Inc. (Class A Stock)*	1,080	178,157
Aristocrat Leisure Ltd. (Australia)	3,423	95,847
Booking Holdings, Inc.	85	308,370
Caesars Entertainment, Inc.*	570	24,932

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Carnival Corp.*	2,660	$43,464
Chipotle Mexican Grill, Inc.*	456	1,325,487
Darden Restaurants, Inc.(a)	680	113,662
Domino’s Pizza, Inc.	80	39,750
Expedia Group, Inc.*	330	45,457
Genting Singapore Ltd. (Singapore)	20,400	13,379
Hilton Worldwide Holdings, Inc.	5,410	1,154,007
InterContinental Hotels Group PLC (United Kingdom)	581	60,373
La Francaise des Jeux SAEM (France), 144A	2,337	95,251
Las Vegas Sands Corp.	970	50,149
Marriott International, Inc. (Class A Stock)	3,620	913,362
Marriott Vacations Worldwide Corp.	700	75,411
McDonald’s Corp.	7,210	2,032,859
MGM Resorts International*	740	34,935
Norwegian Cruise Line Holdings Ltd.*(a)	1,120	23,442
Oriental Land Co. Ltd. (Japan)	1,600	51,257
Royal Caribbean Cruises Ltd.*	570	79,236
Starbucks Corp.	2,840	259,548
Whitbread PLC (United Kingdom)	1,577	65,931
Wynn Resorts Ltd.	260	26,580
Yum! Brands, Inc.(a)	700	97,055
		7,301,461
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	4,347	26,091
Berkeley Group Holdings PLC (United Kingdom)	2,526	151,763
D.R. Horton, Inc.	720	118,476
Garmin Ltd.	370	55,082
Lennar Corp. (Class A Stock)	2,290	393,834
Lennar Corp. (Class B Stock)	4,200	647,556
Mohawk Industries, Inc.*	120	15,707
Newell Brands, Inc.	9,100	73,073
NVR, Inc.*	7	56,700
Persimmon PLC (United Kingdom)	4,328	71,760
PulteGroup, Inc.	540	65,135
Sony Group Corp. (Japan)	1,800	154,351
Taylor Wimpey PLC (United Kingdom)	245,810	424,974
		2,254,502
Household Products — 0.5%
Church & Dwight Co., Inc.(a)	640	66,758
Clorox Co. (The)	290	44,402
Colgate-Palmolive Co.	14,610	1,315,630
Essity AB (Sweden) (Class B Stock)	20,431	485,321
Henkel AG & Co. KGaA (Germany)	368	26,516
Kimberly-Clark Corp.	840	108,654
Procter & Gamble Co. (The)	14,910	2,419,147
Reckitt Benckiser Group PLC (United Kingdom)	2,526	143,995
Spectrum Brands Holdings, Inc.	1,000	89,010
		4,699,433
	Shares	Value

Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	38,570	$691,560
Industrial Conglomerates — 0.6%
3M Co.	10,500	1,113,735
CK Hutchison Holdings Ltd. (United Kingdom)	11,000	52,939
DCC PLC (United Kingdom)	6,367	463,238
General Electric Co.	9,740	1,709,662
Hitachi Ltd. (Japan)	3,300	301,555
Honeywell International, Inc.	1,670	342,768
Keppel Ltd. (Singapore)	5,000	27,170
Lifco AB (Sweden) (Class B Stock)	1,037	27,081
Siemens AG (Germany)	5,063	966,724
Smiths Group PLC (United Kingdom)	1,727	35,798
		5,040,670
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	13,700	341,404
Goodman Group (Australia)	16,111	354,882
Prologis, Inc.	6,180	804,760
		1,501,046
Insurance — 1.3%
Aflac, Inc.(a)	1,400	120,204
Ageas SA/NV (Belgium)	10,084	467,147
Allianz SE (Germany)	205	61,442
Allstate Corp. (The)	6,480	1,121,105
American International Group, Inc.	3,310	258,743
Aon PLC (Class A Stock)(a)	500	166,860
Arch Capital Group Ltd.*	990	91,516
Arthur J. Gallagher & Co.	540	135,022
Assurant, Inc.	3,560	670,134
Aviva PLC (United Kingdom)	43,904	275,484
AXA SA (France)	6,353	238,592
Brown & Brown, Inc.(a)	670	58,652
Chubb Ltd.	1,020	264,313
Cincinnati Financial Corp.	450	55,876
CNA Financial Corp.	2,200	99,924
Dai-ichi Life Holdings, Inc. (Japan)	2,800	71,413
Everest Group Ltd.	105	41,737
Globe Life, Inc.	1,160	134,989
Hartford Financial Services Group, Inc. (The)	820	84,501
Japan Post Holdings Co. Ltd. (Japan)	22,800	229,713
Japan Post Insurance Co. Ltd. (Japan)	900	17,204
Loews Corp.	7,610	595,787
Marsh & McLennan Cos., Inc.	5,340	1,099,933
Medibank Private Ltd. (Australia)	194,597	476,787
MetLife, Inc.	15,100	1,119,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,447	706,340
NN Group NV (Netherlands)	2,945	135,956
Phoenix Group Holdings PLC (United Kingdom)	2,590	18,085
Poste Italiane SpA (Italy), 144A	3,715	46,527
Principal Financial Group, Inc.	600	51,786
Progressive Corp. (The)	3,960	819,007

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)	6,613	$78,170
Sampo OYJ (Finland) (Class A Stock)	1,588	67,738
T&D Holdings, Inc. (Japan)	1,600	27,815
Talanx AG (Germany)	560	44,362
Tokio Marine Holdings, Inc. (Japan)	17,600	551,694
Travelers Cos., Inc. (The)	3,590	826,203
W.R. Berkley Corp.(a)	550	48,642
Willis Towers Watson PLC	260	71,500
		11,449,964
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	47,680	7,196,342
Alphabet, Inc. (Class C Stock)*	34,990	5,327,577
Auto Trader Group PLC (United Kingdom), 144A	2,160	19,075
CAR Group Ltd. (Australia)	1,512	35,541
Match Group, Inc.*	730	26,484
Meta Platforms, Inc. (Class A Stock)	15,630	7,589,616
Scout24 SE (Germany), 144A	263	19,814
		20,214,449
IT Services — 0.6%
Accenture PLC (Class A Stock)	3,015	1,045,029
Akamai Technologies, Inc.*(a)	5,900	641,684
Cognizant Technology Solutions Corp. (Class A Stock)	12,770	935,913
EPAM Systems, Inc.*	135	37,282
Gartner, Inc.*	190	90,567
International Business Machines Corp.	9,260	1,768,290
TIS, Inc. (Japan)	6,700	143,754
VeriSign, Inc.*	200	37,902
Wix.com Ltd. (Israel)*	3,400	467,432
		5,167,853
Leisure Products — 0.0%
Hasbro, Inc.	350	19,782
Shimano, Inc. (Japan)	200	29,753
		49,535
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(a)	740	107,677
Bio-Rad Laboratories, Inc. (Class A Stock)*	40	13,835
Bio-Techne Corp.(a)	420	29,564
Charles River Laboratories International, Inc.*	140	37,933
Danaher Corp.	2,520	629,294
Illumina, Inc.*	1,480	203,234
IQVIA Holdings, Inc.*(a)	440	111,272
Medpace Holdings, Inc.*	1,700	687,055
Mettler-Toledo International, Inc.*	52	69,227
Revvity, Inc.	330	34,650
Thermo Fisher Scientific, Inc.	2,710	1,575,079
Waters Corp.*	135	46,471
West Pharmaceutical Services, Inc.	2,475	979,382
		4,524,673
	Shares	Value

Common Stocks (continued)
Machinery — 0.9%
Alfa Laval AB (Sweden)	1,002	$39,373
Allison Transmission Holdings, Inc.	8,000	649,280
Atlas Copco AB (Sweden) (Class A Stock)	9,456	159,698
Atlas Copco AB (Sweden) (Class B Stock)	5,512	81,412
Caterpillar, Inc.	1,965	720,035
Cummins, Inc.	730	215,094
Daimler Truck Holding AG (Germany)	3,107	157,447
Deere & Co.	3,350	1,375,979
Donaldson Co., Inc.	900	67,212
Dover Corp.	330	58,473
Epiroc AB (Sweden) (Class B Stock)	1,900	32,176
Flowserve Corp.	16,700	762,856
Fortive Corp.	890	76,558
GEA Group AG (Germany)	11,500	486,222
Graco, Inc.	6,400	598,144
IDEX Corp.	160	39,043
Illinois Tool Works, Inc.	650	174,414
Indutrade AB (Sweden)	1,160	31,595
Ingersoll Rand, Inc.	1,010	95,900
ITT, Inc.	3,400	462,502
Nordson Corp.	130	35,690
Otis Worldwide Corp.(a)	1,730	171,737
PACCAR, Inc.	1,320	163,535
Parker-Hannifin Corp.	310	172,295
Pentair PLC	440	37,594
Rational AG (Germany)	44	37,910
Schindler Holding AG (Switzerland)	119	29,037
Schindler Holding AG (Switzerland) (Part. Cert.)	203	51,099
SKF AB (Sweden) (Class B Stock)	1,955	39,911
Snap-on, Inc.(a)	120	35,546
Stanley Black & Decker, Inc.	410	40,151
Toyota Industries Corp. (Japan)	1,300	136,020
Volvo AB (Sweden) (Class A Stock)	975	26,848
Volvo AB (Sweden) (Class B Stock)	20,804	563,819
Wartsila OYJ Abp (Finland)	2,760	41,945
Westinghouse Air Brake Technologies Corp.	960	139,853
Xylem, Inc.(a)	600	77,544
		8,083,947
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	15	19,220
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	450	130,783
Comcast Corp. (Class A Stock)	34,080	1,477,368
Dentsu Group, Inc. (Japan)	2,000	55,533
Fox Corp. (Class A Stock)	690	21,576
Fox Corp. (Class B Stock)	350	10,017
Informa PLC (United Kingdom)	7,099	74,483
Interpublic Group of Cos., Inc. (The)	1,020	33,283
News Corp. (Class A Stock)	1,000	26,180
News Corp. (Class B Stock)	310	8,389

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
Omnicom Group, Inc.	510	$49,348
Paramount Global (Class B Stock)(a)	1,270	14,948
Publicis Groupe SA (France)	3,423	373,177
Vivendi SE (France)	22,291	242,924
		2,518,009
Metals & Mining — 0.5%
ArcelorMittal SA (Luxembourg)	18,140	498,616
BHP Group Ltd. (Australia)	20,234	585,045
BlueScope Steel Ltd. (Australia)	31,250	486,035
Fortescue Ltd. (Australia)	13,333	223,128
Freeport-McMoRan, Inc.	21,610	1,016,102
Glencore PLC (Australia)	64,426	353,542
JFE Holdings, Inc. (Japan)	2,600	43,091
Newmont Corp.(a)	2,920	104,653
Nippon Steel Corp. (Japan)	11,600	279,148
Northern Star Resources Ltd. (Australia)	2,704	25,514
Nucor Corp.	2,020	399,758
Reliance, Inc.	600	200,508
Rio Tinto Ltd. (Australia)	1,335	105,953
Rio Tinto PLC (Australia)	6,262	395,914
SSR Mining, Inc. (Canada)	31,500	140,490
Steel Dynamics, Inc.	370	54,845
voestalpine AG (Austria)	510	14,307
		4,926,649
Multi-Utilities — 0.3%
Ameren Corp.	690	51,032
CenterPoint Energy, Inc.	1,660	47,293
Centrica PLC (United Kingdom)	278,850	449,523
CMS Energy Corp.	11,670	704,168
Consolidated Edison, Inc.	870	79,005
Dominion Energy, Inc.(a)	2,120	104,283
DTE Energy Co.	6,410	718,817
Engie SA (France)	24,580	411,896
NiSource, Inc.	8,490	234,833
Public Service Enterprise Group, Inc.	1,260	84,143
Sembcorp Industries Ltd. (Singapore)	3,900	15,591
Sempra	1,600	114,928
WEC Energy Group, Inc.(a)	790	64,875
		3,080,387
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.(a)	370	47,697
Boston Properties, Inc.(a)	380	24,818
Dexus (Australia)	3,675	18,936
Gecina SA (France)	210	21,450
Nippon Building Fund, Inc. (Japan)	5	20,000
		132,901
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	910	31,286
Cheniere Energy, Inc.	5,700	919,296
Chevron Corp.	9,080	1,432,279
ConocoPhillips	11,200	1,425,536
Coterra Energy, Inc.	5,220	145,534
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Devon Energy Corp.	1,610	$80,790
Diamondback Energy, Inc.	1,730	342,834
ENEOS Holdings, Inc. (Japan)	13,200	63,596
EOG Resources, Inc.	5,840	746,586
EQT Corp.(a)	950	35,216
Equinor ASA (Norway)	18,962	508,455
Exxon Mobil Corp.	31,590	3,672,022
Galp Energia SGPS SA (Portugal)	1,869	30,899
Hess Corp.	690	105,322
Inpex Corp. (Japan)	34,100	518,360
Kinder Morgan, Inc.	4,910	90,049
Marathon Oil Corp.	1,510	42,793
Marathon Petroleum Corp.	3,810	767,715
Occidental Petroleum Corp.(a)	1,670	108,533
ONEOK, Inc.	1,480	118,652
Phillips 66	6,450	1,053,543
Pioneer Natural Resources Co.	580	152,250
Shell PLC (Netherlands)	23,704	786,487
Targa Resources Corp.	580	64,954
TotalEnergies SE (France)	8,220	565,449
Valero Energy Corp.(a)	850	145,086
Williams Cos., Inc. (The)	3,100	120,807
		14,074,329
Passenger Airlines — 0.1%
American Airlines Group, Inc.*	1,780	27,323
ANA Holdings, Inc. (Japan)	9,300	194,363
Delta Air Lines, Inc.(a)	1,640	78,507
Deutsche Lufthansa AG (Germany)*	2,669	20,976
Japan Airlines Co. Ltd. (Japan)	7,500	142,408
Singapore Airlines Ltd. (Singapore)	7,200	34,124
Southwest Airlines Co.	1,510	44,077
United Airlines Holdings, Inc.*	870	41,656
		583,434
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	570	87,866
Kenvue, Inc.	4,380	93,995
L’Oreal SA (France)	132	62,511
Unilever PLC (United Kingdom)	14,963	751,170
		995,542
Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom)	2,781	373,610
Bristol-Myers Squibb Co.	28,830	1,563,451
Catalent, Inc.*	480	27,096
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	114,646
Daiichi Sankyo Co. Ltd. (Japan)	6,300	200,459
Elanco Animal Health, Inc.*	28,900	470,492
Eli Lilly & Co.	5,230	4,068,731
GSK PLC	29,587	635,245
Hikma Pharmaceuticals PLC (Jordan)	1,155	27,941
Ipsen SA (France)	132	15,708
Johnson & Johnson	20,650	3,266,623
Merck & Co., Inc.	21,810	2,877,829

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	11,547	$1,118,424
Novo Nordisk A/S (Denmark) (Class B Stock)	15,270	1,958,735
Ono Pharmaceutical Co. Ltd. (Japan)	6,600	108,141
Orion OYJ (Finland) (Class B Stock)	368	13,718
Otsuka Holdings Co. Ltd. (Japan)	10,700	444,460
Pfizer, Inc.	20,120	558,330
Roche Holding AG	1,992	508,596
Sandoz Group AG (Switzerland)*	2,028	61,217
Sanofi SA	3,812	370,848
Shionogi & Co. Ltd. (Japan)	9,500	485,467
Takeda Pharmaceutical Co. Ltd. (Japan)	5,600	155,758
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,900	55,029
Viatris, Inc.(a)	3,160	37,730
Zoetis, Inc.(a)	1,130	191,207
		19,709,491
Professional Services — 0.4%
Automatic Data Processing, Inc.	3,350	836,629
Broadridge Financial Solutions, Inc.	270	55,312
Computershare Ltd. (Australia)	2,520	42,923
Dayforce, Inc.*	410	27,146
Dun & Bradstreet Holdings, Inc.	58,000	582,320
Equifax, Inc.	290	77,581
Experian PLC	3,252	141,699
Jacobs Solutions, Inc.	290	44,582
Leidos Holdings, Inc.	5,420	710,508
Paychex, Inc.	810	99,468
Paycom Software, Inc.	120	23,881
Recruit Holdings Co. Ltd. (Japan)	15,300	671,774
Robert Half, Inc.(a)	290	22,991
SS&C Technologies Holdings, Inc.	1,100	70,807
Verisk Analytics, Inc.	340	80,148
Wolters Kluwer NV (Netherlands)	878	137,486
		3,625,255
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	740	71,958
CoStar Group, Inc.*	1,020	98,532
Daito Trust Construction Co. Ltd. (Japan)	200	22,816
Daiwa House Industry Co. Ltd. (Japan)	2,100	62,507
Hulic Co. Ltd. (Japan)	1,700	17,460
Jones Lang LaSalle, Inc.*	2,400	468,216
Mitsui Fudosan Co. Ltd. (Japan)	9,300	100,268
Nomura Real Estate Holdings, Inc. (Japan)	9,900	279,688
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	12,348
Zillow Group, Inc. (Class A Stock)*	2,500	119,650
Zillow Group, Inc. (Class C Stock)*	3,600	175,608
		1,429,051
Residential REITs — 0.1%
AvalonBay Communities, Inc.	340	63,090
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Camden Property Trust(a)	290	$28,536
Equity Residential	14,470	913,202
Essex Property Trust, Inc.(a)	170	41,618
Invitation Homes, Inc.	1,460	51,990
Mid-America Apartment Communities, Inc.	270	35,527
UDR, Inc.	800	29,928
		1,163,891
Retail REITs — 0.2%
Federal Realty Investment Trust	200	20,424
Kimco Realty Corp.	5,330	104,521
Klepierre SA (France)	7,197	186,298
Realty Income Corp.(a)	6,790	367,339
Regency Centers Corp.	440	26,646
Scentre Group (Australia)	28,009	61,859
Simon Property Group, Inc.	820	128,322
Unibail-Rodamco-Westfield (France)*	1,188	95,570
Vicinity Ltd. (Australia)	344,507	478,188
		1,469,167
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.*	8,210	1,481,823
Analog Devices, Inc.	1,230	243,282
Applied Materials, Inc.	7,900	1,629,217
ASM International NV (Netherlands)	612	374,790
ASML Holding NV (Netherlands)	1,547	1,499,758
Broadcom, Inc.	2,666	3,533,543
Disco Corp. (Japan)	1,500	548,300
Enphase Energy, Inc.*	360	43,553
First Solar, Inc.*	250	42,200
Intel Corp.	46,610	2,058,764
KLA Corp.	330	230,528
Lam Research Corp.	1,725	1,675,958
Microchip Technology, Inc.	1,380	123,800
Micron Technology, Inc.	14,060	1,657,534
Monolithic Power Systems, Inc.	110	74,516
NVIDIA Corp.	17,900	16,173,724
NXP Semiconductors NV (China)	640	158,573
ON Semiconductor Corp.*	1,100	80,905
Qorvo, Inc.*	3,970	455,875
QUALCOMM, Inc.	12,520	2,119,636
Renesas Electronics Corp. (Japan)	6,700	119,399
Skyworks Solutions, Inc.	420	45,494
Teradyne, Inc.	410	46,260
Texas Instruments, Inc.	3,240	564,440
Tokyo Electron Ltd. (Japan)	2,300	599,033
		35,580,905
Software — 4.0%
Adobe, Inc.*	3,775	1,904,865
ANSYS, Inc.*	210	72,904
Autodesk, Inc.*	520	135,418
Cadence Design Systems, Inc.*	4,370	1,360,294
Check Point Software Technologies Ltd. (Israel)*(a)	400	65,604

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	2,500	$801,475
Dynatrace, Inc.*	6,400	297,216
Fair Isaac Corp.*	60	74,977
Fortinet, Inc.*	1,630	111,345
Gen Digital, Inc.	1,480	33,152
Informatica, Inc. (Class A Stock)*	9,600	336,000
Intuit, Inc.	1,195	776,750
Microsoft Corp.	54,600	22,971,312
Monday.com Ltd.*	100	22,587
Nemetschek SE (Germany)	1,637	162,035
Nice Ltd. (Israel)*	291	75,730
Nutanix, Inc. (Class A Stock)*	1,700	104,924
Oracle Corp.	6,390	802,648
Palo Alto Networks, Inc.*(a)	785	223,042
PTC, Inc.*	280	52,903
Roper Technologies, Inc.(a)	1,160	650,574
Salesforce, Inc.	5,760	1,734,797
SAP SE (Germany)	1,726	336,085
ServiceNow, Inc.*	2,455	1,871,692
Synopsys, Inc.*	780	445,770
Tyler Technologies, Inc.*	100	42,501
Workday, Inc. (Class A Stock)*	3,400	927,350
Zoom Video Communications, Inc. (Class A Stock)*	2,700	176,499
		36,570,449
Specialized REITs — 0.4%
American Tower Corp.	1,190	235,132
Crown Castle, Inc.	7,190	760,918
Digital Realty Trust, Inc.	1,460	210,298
Equinix, Inc.	425	350,765
Extra Space Storage, Inc.	520	76,440
Iron Mountain, Inc.	5,730	459,603
Public Storage	3,180	922,391
SBA Communications Corp.	255	55,259
VICI Properties, Inc.	2,670	79,539
Weyerhaeuser Co.	1,850	66,434
		3,216,779
Specialty Retail — 0.8%
AutoZone, Inc.*	151	475,899
Bath & Body Works, Inc.	2,010	100,540
Best Buy Co., Inc.	500	41,015
CarMax, Inc.*	420	36,586
Gap, Inc. (The)	3,300	90,915
Home Depot, Inc. (The)	7,025	2,694,790
Industria de Diseno Textil SA (Spain)	13,127	661,027
Lowe’s Cos., Inc.	6,210	1,581,874
O’Reilly Automotive, Inc.*(a)	143	161,430
Petco Health & Wellness Co., Inc.*	49,000	111,720
Ross Stores, Inc.	820	120,343
TJX Cos., Inc. (The)	5,380	545,640
Tractor Supply Co.(a)	250	65,430
Ulta Beauty, Inc.*	1,415	739,875
Victoria’s Secret & Co.*	3,700	71,706
		7,498,790
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	100,640	$17,257,747
Brother Industries Ltd. (Japan)	1,000	18,546
Canon, Inc. (Japan)	3,800	113,221
Hewlett Packard Enterprise Co.	47,930	849,799
HP, Inc.	21,520	650,334
Logitech International SA (Switzerland)	5,511	493,837
NetApp, Inc.	1,820	191,045
Seagate Technology Holdings PLC	510	47,456
Seiko Epson Corp. (Japan)	7,500	131,194
Super Micro Computer, Inc.*(a)	114	115,144
Western Digital Corp.*	840	57,322
		19,925,645
Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	837	127,425
Deckers Outdoor Corp.*	955	898,903
Hermes International SCA (France)	289	738,621
Lululemon Athletica, Inc.*(a)	275	107,429
LVMH Moet Hennessy Louis Vuitton SE (France)	634	570,471
NIKE, Inc. (Class B Stock)	3,050	286,639
Pandora A/S (Denmark)	579	93,454
Ralph Lauren Corp.	1,980	371,765
Tapestry, Inc.	610	28,963
VF Corp.	870	13,346
		3,237,016
Tobacco — 0.2%
Altria Group, Inc.	15,830	690,505
British American Tobacco PLC (United Kingdom)	7,489	227,299
Imperial Brands PLC (United Kingdom)	9,001	201,214
Japan Tobacco, Inc. (Japan)	3,300	87,984
Philip Morris International, Inc.	4,990	457,184
		1,664,186
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*(a)	6,100	530,151
Brenntag SE (Germany)	493	41,551
Fastenal Co.(a)	1,460	112,624
ITOCHU Corp. (Japan)	700	30,072
Mitsubishi Corp. (Japan)	18,600	429,869
Mitsui & Co. Ltd. (Japan)	10,600	495,567
MSC Industrial Direct Co., Inc. (Class A Stock)	700	67,928
United Rentals, Inc.	165	118,983
W.W. Grainger, Inc.	710	722,283
		2,549,028
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	378	74,448
Water Utilities — 0.0%
American Water Works Co., Inc.	510	62,327
Wireless Telecommunication Services — 0.0%
Tele2 AB (Sweden) (Class B Stock)	2,327	19,108
T-Mobile US, Inc.	1,280	208,922

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	81,310	$72,116
		300,146

Total Common Stocks (cost $320,391,349)		393,761,044
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	288	30,903
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,586	288,229

Total Preferred Stocks (cost $296,589)		319,132
Unaffiliated Exchange-Traded Funds — 0.2%
iShares Core S&P 500 ETF	2,400	1,261,752
iShares MSCI EAFE ETF	6,610	527,875

Total Unaffiliated Exchange-Traded Funds (cost $1,557,627)		1,789,627

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.9%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	403,112
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,683,090
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	402,318
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	291	292,387
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	145	146,385
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	196,074
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	600	598,773
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	497,534
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	516,185
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	$1,485,431
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,961,848
Series 2022-06, Class C
4.960%	11/15/28	300	296,618
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	500	500,300
			8,980,055
Collateralized Loan Obligations — 2.8%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.771%(c)	01/19/35	500	498,410
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.708%(c)	04/20/35	1,000	997,800
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	2,000	2,007,392
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32	1,000	1,002,055
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	12/19/32	2,250	2,253,660
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34	750	749,926
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.209%(c)	01/25/37	1,000	999,154
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.939%(c)	04/20/37	1,000	1,000,176
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37	1,000	1,004,179
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.669%(c)	04/20/32	930	929,681
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	04/20/34	1,000	1,000,565

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.555%	10/20/31	1,000	$1,000,000
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.538%(c)	10/20/31	1,531	1,532,178
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.022%(c)	01/15/37	1,000	1,003,392
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.421%(c)	04/15/31	1,000	1,000,230
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.826%(c)	04/16/37	1,000	1,000,178
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.168%(c)	10/20/35	3,000	3,028,564
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.816%(c)	04/25/37	1,000	1,000,180
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	1,000	999,559
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31	2,154	2,155,557
			25,162,836
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	526,220
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	74	74,042
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	189	192,839
			266,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	312	$302,467

Total Asset-Backed Securities (cost $35,204,352)			35,238,459
Commercial Mortgage-Backed Securities — 2.8%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,719,277
Series 2019-BN20, Class A2
2.758%	09/15/62	4,104	3,611,045
Series 2019-BN21, Class A4
2.600%	10/17/52	2,949	2,629,437
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,245,184
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,557,771
BANK5,
Series 2023-05YR04, Class A3
6.500%	12/15/56	1,500	1,580,442
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	338	335,076
Series 2023-B40, Class A2
6.930%	12/15/56	400	423,904
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	839,792
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,355,698
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,176,128
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	800	796,010
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	831	788,876
Series 2016-C31, Class A4
2.840%	11/15/49	1,821	1,722,076
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,691	1,603,697
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	525,312
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,395,850
Series 2019-C53, Class A3
2.787%	10/15/52	200	179,689

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	$1,959,911

Total Commercial Mortgage-Backed Securities (cost $25,951,532)			25,445,175
Corporate Bonds — 5.6%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	265	265,936
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	628,164
5.930%	05/01/60	260	243,525
			1,137,625
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
6.000%	02/20/34	390	394,757
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	100	97,457
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	375	372,149
			469,606
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	192,465
4.000%	11/13/30	200	178,708
5.800%	03/08/29(a)	200	200,737
6.798%	11/07/28	205	213,861
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	601,409
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	335	335,052
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	285	285,137
			2,007,369
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	203	201,731
Banks — 1.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	500	505,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.552%(ff)	03/14/28	400	$400,198
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,063,411
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,063	1,010,549
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30	400	400,187
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	630	633,509
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	200	199,743
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,561,901
2.666%(ff)	01/29/31	110	95,369
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
6.720%(ff)	01/18/29	325	336,120
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)	190	195,789
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	1,780	1,626,161
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33(a)	1,257	1,073,587
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	826,307
3.591%(cc)	07/22/28	1,075	1,021,949
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	325	328,996
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	1,055	965,966
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	55	55,672
7.161%(ff)	10/30/29	200	213,362
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34	95	96,847
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28	1,900	1,872,240
			14,483,091

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	$190,840
Chemicals — 0.1%
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)		460	452,387
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	143,006
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	105,116
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)		445	405,630
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	283,245
				936,997
Diversified Financial Services — 0.3%
BlackRock Funding, Inc.,
Gtd. Notes
5.000%	03/14/34		580	582,597
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,225	1,169,142
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		250	254,468
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		360	344,475
				2,350,682
Electric — 0.3%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes
5.365%(c)	06/15/26		155	154,180
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		175	173,224
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		650	412,221
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		475	410,085
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47		400	299,490
4.950%	07/01/50		245	211,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
4.150%	02/15/50	300	$235,394
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	290,691
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	508,315
			2,694,658
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	357,339
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	102,659
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	250	250,937
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	935	802,118
			1,155,714
Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	844	831,401
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	22,809
4.375%	01/31/32	310	277,801
			1,132,011
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26	155	155,930
Healthcare-Services — 0.3%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	294,817
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	556,890
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	670,965
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	343,418
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	55	50,941

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.200%	04/15/63	275	$266,929
			2,183,960
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	155,151
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	275	271,356
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	224,969
			651,476
Insurance — 0.0%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	340,603
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	47,627
5.500%	05/01/26	325	320,275
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	100	63,653
4.800%	03/01/50	372	275,221
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	212,500
			919,276
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	540	547,430
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34(a)	530	533,188
			1,080,618
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	155	154,564
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	576,195
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	875	807,642
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	501,169
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	$242,372
8.625%	01/19/29	265	279,749
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	125,961
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	389,827
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	160,280
6.500%	03/13/27	490	460,605
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	879,367
			4,423,167
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	200	201,855
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28	635	639,908
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	175	173,515
			1,015,278
Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	355	244,227
Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	921,459
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	170,812
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	620	564,457
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,631
7.500%	06/01/30	25	26,726
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	203,440
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	460	404,125

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	840	$876,918
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	488,323
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	1,015	945,452
			4,627,343
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	390	390,073
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	970,884
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,487,646
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	435	411,507
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,332,763
5.700%	01/15/33	135	133,900
			4,726,773
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	349,745
Microchip Technology, Inc.,
Gtd. Notes
5.050%	03/15/29	185	185,148
			534,893
Software — 0.0%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	200	189,100
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	575	448,490
3.650%	09/15/59	400	278,645
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	465	464,112
			1,191,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	$49,938

Total Corporate Bonds (cost $50,560,145)			50,453,200
Residential Mortgage-Backed Securities — 0.3%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	250	224,653
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	177	176,733
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/43	90	90,846
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	85	79,569
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.630%(c)	08/25/52	1,678	138,154
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.470%(c)	09/25/42	383	388,120
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	205	3,097
Series 5269, Class AD
2.000%	01/25/55	711	546,093
Series 5281, Class AY
2.500%	08/25/52	203	160,373
Freddie Mac Strips,
Series 406, Class PO, PO
1.221%(s)	10/25/53	397	317,987
Government National Mortgage Assoc.,
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	361	6,278
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	412	8,155
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	333	7,994
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	829	17,322
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	256	4,575

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		641	$11,228
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		654	10,406
PMT Credit Risk Transfer Trust,
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.721%(c)	03/27/25		453	458,310
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	91	98,211
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	85,772

Total Residential Mortgage-Backed Securities (cost $2,824,923)				2,833,876
Sovereign Bonds — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	149,250
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	100	99,153
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	104,721
3.125%	05/15/27	EUR	301	312,353

Total Sovereign Bonds (cost $627,579)				665,477
U.S. Government Agency Obligations — 5.1%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		409	364,864
2.000%	07/01/36		130	115,712
2.000%	05/01/42		1,035	867,343
2.000%	02/01/51		1,037	825,864
3.000%	09/01/50(k)		3,521	3,056,837
3.000%	02/01/52		922	802,954
3.500%	06/01/37		124	117,541
3.500%	03/01/48		1,507	1,376,648
4.500%	07/01/47		1,015	989,149
5.000%	02/01/38		351	350,809
5.000%	01/01/39		154	153,946
Federal National Mortgage Assoc.
1.500%	01/01/36		439	382,456
1.500%	11/01/50		907	685,105
1.500%	02/01/51		1,311	990,148
2.000%	03/01/31		125	116,293
2.000%	01/01/32		259	238,421
2.000%	11/01/50		1,472	1,173,947
2.000%	03/01/51		2,049	1,627,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	04/01/51	548	$436,074
2.000%	05/01/51	3,548	2,823,247
2.000%	07/01/51	2,156	1,718,475
2.500%	TBA(tt)	500	413,230
2.500%	07/01/32	138	128,683
2.500%	08/01/32	151	140,512
2.500%	09/01/32	148	137,356
2.500%	07/01/35	538	499,800
2.500%	03/01/51	492	409,855
2.500%	06/01/51	2,310	1,918,870
2.500%	08/01/51	1,664	1,381,816
2.500%	12/01/51	1,337	1,112,205
2.500%	02/01/52	1,324	1,109,217
2.500%	04/01/52	1,347	1,129,050
3.000%	06/01/36	600	563,773
3.000%	02/01/50	910	791,163
3.500%	TBA	2,500	2,238,756
3.500%	03/01/52	431	391,272
4.000%	TBA(tt)	2,000	1,852,003
4.000%	10/01/52	229	212,575
4.500%	TBA(tt)	500	476,111
5.000%	TBA(tt)	500	499,232
5.000%	04/01/38	267	266,707
5.000%	06/01/52	878	857,607
5.000%	10/01/52	499	487,075
5.500%	TBA(tt)	1,000	995,036
6.000%	01/01/53	969	978,799
Government National Mortgage Assoc.
2.000%	TBA(tt)	1,000	819,113
2.000%	01/20/51	500	409,937
2.500%	07/20/51	471	401,107
3.000%	05/20/46	171	152,636
3.000%	10/20/46	206	183,825
3.000%	11/20/47	179	159,346
3.000%	06/20/51	1,092	962,860
3.500%	08/20/43	883	821,127
3.500%	10/20/46	768	707,270
3.500%	04/20/48	486	447,292
4.000%	11/20/47	778	739,318
4.000%	03/20/48	462	438,357
4.500%	08/20/48	627	610,050
6.500%	TBA	1,000	1,015,696

Total U.S. Government Agency Obligations (cost $47,802,933)			46,072,423
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds
2.250%	05/15/41	2,120	1,566,812
3.000%	02/15/49	2,655	2,070,070
3.375%	11/15/48(h)	6,165	5,152,591
U.S. Treasury Notes
0.625%	05/15/30	6,500	5,249,766
3.875%	04/30/25	1,560	1,541,475
4.000%	12/15/25	1,560	1,540,927

A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Strips Coupon
3.799%(s)	05/15/41(k)	6,640	$3,015,494

Total U.S. Treasury Obligations (cost $20,553,584)			20,137,135

Total Long-Term Investments (cost $748,521,952)			863,631,757

	Shares
Short-Term Investments — 7.2%
Affiliated Mutual Funds — 6.9%
PGIM Core Ultra Short Bond Fund(wa)	49,146,814	49,146,814
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $13,680,959; includes $13,624,419 of cash collateral for securities on loan)(b)(wa)	13,686,646	13,679,803

Total Affiliated Mutual Funds (cost $62,827,773)		62,826,617

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
5.270%	06/20/24	2,300	2,273,338
(cost $2,273,458)

Total Short-Term Investments (cost $65,101,231)				65,099,955

TOTAL INVESTMENTS—102.5% (cost $813,623,183)				928,731,712

Liabilities in excess of other assets(z) — (2.5)%				(22,847,711)

Net Assets — 100.0%				$905,884,001

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
bps	Basis Points
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,366,367; cash collateral of $13,624,419 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,500,000 is 0.6% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/11/24	$(2,500)		$(1,977,470)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(500)		(430,106)
Federal National Mortgage Assoc.	6.000%	TBA	05/13/24	(500)		(504,454)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,911,133)						$(2,912,030)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Jun. 2024	$4,498,656	$(9,533)
4	5 Year U.S. Treasury Notes	Jun. 2024	428,063	(382)
38	10 Year U.S. Treasury Notes	Jun. 2024	4,210,281	(7,318)
22	10 Year U.S. Ultra Treasury Notes	Jun. 2024	2,521,406	23,229
290	Mini MSCI EAFE Index	Jun. 2024	34,177,950	420,793
34	S&P 500 E-Mini Index	Jun. 2024	9,024,450	199,386
				626,175
Short Positions:
28	20 Year U.S. Treasury Bonds	Jun. 2024	3,372,250	(41,737)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	774,000	(17,962)
				(59,699)
				$566,476
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	SSB	EUR	670	$724,353	$722,452	$—	$(1,901)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	BNYM	EUR	670	$726,217	$722,451	$3,766	$—
Expiring 05/02/24	SSB	EUR	670	725,226	723,297	1,929	—
				$1,451,443	$1,445,748	5,695	—
						$5,695	$(1,901)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	941	3.116%	$62,148	$70,807	$8,659
A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	1,870	3.289%	$129,732	$137,910	$8,178
					$191,880	$208,717	$16,837
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,955	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(2,124)	$(2,124)
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(3,546)	(3,546)
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	317	317
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(570)	(570)
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	14,434	14,434
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	44	(915)	(959)
				$44	$7,596	$7,552

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A20

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(2,480)	$(30,558)	$—	$(30,558)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	JPM	06/04/24	3,765	22,934	—	22,934
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	4,970	(148,830)	—	(148,830)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/21/24	6,935	97,147	—	97,147
					$(59,307)	$—	$(59,307)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21